GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.89%

Air Freight & Logistics - 0.67%
CH Robinson Worldwide, Inc.	442	$42,569
United Parcel Service, Inc., Class B	3,094	499,806
Total Air Freight & Logistics		542,375
Automobiles - 3.73%
Tesla, Inc.(a)	11,185	2,966,821
Banks - 0.14%
M&T Bank Corp.	630	111,082
Beverages - 2.48%
Coca-Cola Co.	15,234	853,409
Constellation Brands, Inc., Class A	668	153,426
Monster Beverage Corp.(a)	1,866	162,267
PepsiCo, Inc.	4,889	798,178
Total Beverages		1,967,280
Biotechnology - 3.52%
AbbVie, Inc.	6,448	865,386
Alnylam Pharmaceuticals, Inc.(a)	454	90,873
Amgen, Inc.	1,924	433,669
Biogen, Inc.(a)	537	143,379
BioMarin Pharmaceutical, Inc.(a)	680	57,644
Gilead Sciences, Inc.	4,384	270,449
Horizon Therapeutics PLC(a)	917	56,753
Incyte Corp.(a)	810	53,978
Moderna, Inc.(a)	1,614	190,856
Regeneron Pharmaceuticals, Inc.(a)	395	272,104
Seagen, Inc.(a)	668	91,402
Vertex Pharmaceuticals, Inc.(a)	927	268,404
Total Biotechnology		2,794,897
Building Products - 0.34%
Carlisle Companies, Inc.	184	51,595
Carrier Global Corp.	3,015	107,213
Trane Technologies PLC	820	118,744
Total Building Products		277,552
Capital Markets - 1.12%
Charles Schwab Corp.	6,772	486,704
Intercontinental Exchange, Inc.	1,964	177,447
MSCI, Inc.	294	124,006
Nasdaq, Inc.	1,762	99,870
Total Capital Markets		888,027
Chemicals - 1.22%
Air Products and Chemicals, Inc.	809	188,278
Albemarle Corp.	425	112,387
Corteva, Inc.	2,583	147,618
Dow, Inc.	2,590	113,778
DuPont de Nemours, Inc.	1,829	92,182
FMC Corp.	453	47,882
International Flavors & Fragrances, Inc.	936	85,017
LyondellBasell Industries NV, Class A	1,195	89,960

Investments	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	858	$94,972
Total Chemicals		972,074
Commercial Services & Supplies - 0.67%
Cintas Corp.	361	140,137
Republic Services, Inc.	1,123	152,773
Waste Management, Inc.	1,466	234,868
Total Commercial Services & Supplies		527,778
Communications Equipment - 1.03%
Arista Networks, Inc.(a)	1,054	118,986
Cisco Systems, Inc.	14,082	563,280
Motorola Solutions, Inc.	601	134,606
Total Communications Equipment		816,872
Construction & Engineering - 0.08%
Quanta Services, Inc.	510	64,969
Containers & Packaging - 0.06%
Avery Dennison Corp.	297	48,322
Distributors - 0.21%
Genuine Parts Co.	503	75,108
LKQ Corp.	987	46,537
Pool Corp.	142	45,186
Total Distributors		166,831
Electrical Equipment - 0.17%
AMETEK, Inc.	822	93,223
Generac Holdings, Inc.(a)	241	42,932
Total Electrical Equipment		136,155
Electronic Equipment, Instruments & Components - 0.79%
Amphenol Corp., Class A	2,133	142,825
CDW Corp.	472	73,670
Corning, Inc.	3,102	90,020
Keysight Technologies, Inc.(a)	615	96,776
TE Connectivity, Ltd.	1,160	128,018
Trimble, Inc.(a)	899	48,789
Zebra Technologies Corp., Class A(a)	189	49,520
Total Electronic Equipment, Instruments & Components		629,618
Entertainment - 1.13%
Activision Blizzard, Inc.	2,832	210,531
Electronic Arts, Inc.	993	114,900
Netflix, Inc.(a)	1,630	383,767
ROBLOX Corp., Class A(a)	2,443	87,557
Take-Two Interactive Software, Inc.(a)	567	61,803
Warner Music Group Corp.	1,941	45,051
Total Entertainment		903,609
Food & Staples Retailing - 2.60%
Costco Wholesale Corp.	1,531	723,045
Sysco Corp.	1,817	128,480
Walmart, Inc.	9,390	1,217,884
Total Food & Staples Retailing		2,069,409
Food Products - 0.20%
Hershey Co.	724	159,620
Health Care Equipment & Supplies - 2.69%
Abbott Laboratories	6,412	620,425
Align Technology, Inc.(a)	290	60,062
Becton Dickinson and Co.	1,031	229,738
Boston Scientific Corp.(a)	5,142	199,150

Investments	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	182	$48,030
Dexcom, Inc.(a)	1,458	117,427
Edwards Lifesciences Corp.(a)	2,351	194,263
Hologic, Inc.(a)	919	59,294
IDEXX Laboratories, Inc.(a)	319	103,930
Insulet Corp.(a)	250	57,350
Intuitive Surgical, Inc.(a)	1,337	250,607
ResMed, Inc.	538	117,445
Zimmer Biomet Holdings, Inc.	775	81,026
Total Health Care Equipment & Supplies		2,138,747
Health Care Providers & Services - 4.91%
AmerisourceBergen Corp.	753	101,903
Centene Corp.(a)	2,088	162,467
Cigna Corp.	1,100	305,217
CVS Health Corp.	4,873	464,738
Elevance Health, Inc.	867	393,826
HCA Healthcare, Inc.	1,055	193,898
Humana, Inc.	457	221,732
Laboratory Corp. of America Holdings	337	69,021
McKesson Corp.	515	175,033
Molina Healthcare, Inc.(a)	211	69,596
Quest Diagnostics, Inc.	434	53,247
UnitedHealth Group, Inc.	3,369	1,701,481
Total Health Care Providers & Services		3,912,159
Health Care Technology - 0.12%
Veeva Systems, Inc., Class A(a)	560	92,333
Hotels, Restaurants & Leisure - 2.48%
Airbnb, Inc., Class A(a)	2,401	252,201
Booking Holdings, Inc.(a)	141	231,693
Chipotle Mexican Grill, Inc.(a)	98	147,270
Expedia Group, Inc.(a)	570	53,403
Hilton Worldwide Holdings, Inc.	981	118,328
Marriott International, Inc., Class A	1,166	163,403
McDonald’s Corp.	2,613	602,924
MGM Resorts International	1,423	42,292
Starbucks Corp.	4,125	347,573
Total Hotels, Restaurants & Leisure		1,959,087
Household Durables - 0.24%
DR Horton, Inc.	1,302	87,690
Garmin, Ltd.	704	56,538
NVR, Inc.(a)	12	47,845
Total Household Durables		192,073
Household Products - 0.07%
Clorox Co.	437	56,106
Industrial Conglomerates - 0.30%
3M Co.	2,146	237,133
Insurance - 0.83%
Aon PLC, Class A	759	203,313
Arthur J Gallagher & Co.	751	128,586
Brown & Brown, Inc.	1,019	61,629
Marsh & McLennan Cos., Inc.	1,799	268,573
Total Insurance		662,101
Interactive Media & Services - 7.88%
Alphabet, Inc., Class A(a)	47,646	4,557,339

Investments	Shares	Value
Interactive Media & Services (continued)
Match Group, Inc.(a)	1,065	$50,854
Meta Platforms, Inc., Class A(a)	9,983	1,354,493
Pinterest, Inc., Class A(a)	2,529	58,926
Snap, Inc., Class A(a)	5,530	54,305
Twitter, Inc.(a)	2,774	121,612
ZoomInfo Technologies, Inc.(a)	1,419	59,116
Total Interactive Media & Services		6,256,645
Internet & Direct Marketing Retail - 5.54%
Amazon.com, Inc.(a)	37,155	4,198,515
DoorDash, Inc., Class A(a)	1,620	80,109
eBay, Inc.	2,021	74,393
Etsy, Inc.(a)	479	47,962
Total Internet & Direct Marketing Retail		4,400,979
IT Services - 6.14%
Accenture PLC, Class A	2,406	619,064
Automatic Data Processing, Inc.	1,476	333,856
Block, Inc., Class A(a)	2,353	129,391
Cloudflare, Inc., Class A(a)	1,251	69,193
Cognizant Technology Solutions Corp., Class A	1,889	108,504
EPAM Systems, Inc.(a)	205	74,249
Fiserv, Inc.(a)	2,283	213,620
FleetCor Technologies, Inc.(a)	262	46,157
Gartner, Inc.(a)	280	77,473
Global Payments, Inc.	1,010	109,131
Mastercard, Inc., Class A	3,448	980,404
MongoDB, Inc.(a)	261	51,824
Okta, Inc.(a)	582	33,098
PayPal Holdings, Inc.(a)	4,212	362,527
Snowflake, Inc., Class A(a)	1,196	203,272
Twilio, Inc., Class A(a)	717	49,573
VeriSign, Inc.(a)	379	65,832
Visa, Inc., Class A	7,562	1,343,390
Total IT Services		4,870,558
Life Sciences Tools & Services - 2.55%
Agilent Technologies, Inc.	1,025	124,589
Bio-Techne Corp.	148	42,032
Danaher Corp.	2,651	684,727
IQVIA Holdings, Inc.(a)	691	125,168
Mettler-Toledo International, Inc.(a)	82	88,898
PerkinElmer, Inc.	484	58,240
Repligen Corp.(a)	208	38,919
Thermo Fisher Scientific, Inc.	1,435	727,818
Waters Corp.(a)	219	59,027
West Pharmaceutical Services, Inc.	283	69,641
Total Life Sciences Tools & Services		2,019,059
Machinery - 1.81%
Caterpillar, Inc.	1,902	312,080
Cummins, Inc.	504	102,569
Deere & Co.	1,104	368,614
Fortive Corp.	1,289	75,149
IDEX Corp.	270	53,960
Illinois Tool Works, Inc.	1,124	203,051
Ingersoll Rand, Inc.	1,481	64,068
Otis Worldwide Corp.	1,540	98,252

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.89%

Air Freight & Logistics - 0.67%
CH Robinson Worldwide, Inc.	442	$42,569
United Parcel Service, Inc., Class B	3,094	499,806
Total Air Freight & Logistics		542,375
Automobiles - 3.73%
Tesla, Inc.(a)	11,185	2,966,821
Banks - 0.14%
M&T Bank Corp.	630	111,082
Beverages - 2.48%
Coca-Cola Co.	15,234	853,409
Constellation Brands, Inc., Class A	668	153,426
Monster Beverage Corp.(a)	1,866	162,267
PepsiCo, Inc.	4,889	798,178
Total Beverages		1,967,280
Biotechnology - 3.52%
AbbVie, Inc.	6,448	865,386
Alnylam Pharmaceuticals, Inc.(a)	454	90,873
Amgen, Inc.	1,924	433,669
Biogen, Inc.(a)	537	143,379
BioMarin Pharmaceutical, Inc.(a)	680	57,644
Gilead Sciences, Inc.	4,384	270,449
Horizon Therapeutics PLC(a)	917	56,753
Incyte Corp.(a)	810	53,978
Moderna, Inc.(a)	1,614	190,856
Regeneron Pharmaceuticals, Inc.(a)	395	272,104
Seagen, Inc.(a)	668	91,402
Vertex Pharmaceuticals, Inc.(a)	927	268,404
Total Biotechnology		2,794,897
Building Products - 0.34%
Carlisle Companies, Inc.	184	51,595
Carrier Global Corp.	3,015	107,213
Trane Technologies PLC	820	118,744
Total Building Products		277,552
Capital Markets - 1.12%
Charles Schwab Corp.	6,772	486,704
Intercontinental Exchange, Inc.	1,964	177,447
MSCI, Inc.	294	124,006
Nasdaq, Inc.	1,762	99,870
Total Capital Markets		888,027
Chemicals - 1.22%
Air Products and Chemicals, Inc.	809	188,278
Albemarle Corp.	425	112,387
Corteva, Inc.	2,583	147,618
Dow, Inc.	2,590	113,778
DuPont de Nemours, Inc.	1,829	92,182
FMC Corp.	453	47,882
International Flavors & Fragrances, Inc.	936	85,017
LyondellBasell Industries NV, Class A	1,195	89,960

Investments	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	858	$94,972
Total Chemicals		972,074
Commercial Services & Supplies - 0.67%
Cintas Corp.	361	140,137
Republic Services, Inc.	1,123	152,773
Waste Management, Inc.	1,466	234,868
Total Commercial Services & Supplies		527,778
Communications Equipment - 1.03%
Arista Networks, Inc.(a)	1,054	118,986
Cisco Systems, Inc.	14,082	563,280
Motorola Solutions, Inc.	601	134,606
Total Communications Equipment		816,872
Construction & Engineering - 0.08%
Quanta Services, Inc.	510	64,969
Containers & Packaging - 0.06%
Avery Dennison Corp.	297	48,322
Distributors - 0.21%
Genuine Parts Co.	503	75,108
LKQ Corp.	987	46,537
Pool Corp.	142	45,186
Total Distributors		166,831
Electrical Equipment - 0.17%
AMETEK, Inc.	822	93,223
Generac Holdings, Inc.(a)	241	42,932
Total Electrical Equipment		136,155
Electronic Equipment, Instruments & Components - 0.79%
Amphenol Corp., Class A	2,133	142,825
CDW Corp.	472	73,670
Corning, Inc.	3,102	90,020
Keysight Technologies, Inc.(a)	615	96,776
TE Connectivity, Ltd.	1,160	128,018
Trimble, Inc.(a)	899	48,789
Zebra Technologies Corp., Class A(a)	189	49,520
Total Electronic Equipment, Instruments & Components		629,618
Entertainment - 1.13%
Activision Blizzard, Inc.	2,832	210,531
Electronic Arts, Inc.	993	114,900
Netflix, Inc.(a)	1,630	383,767
ROBLOX Corp., Class A(a)	2,443	87,557
Take-Two Interactive Software, Inc.(a)	567	61,803
Warner Music Group Corp.	1,941	45,051
Total Entertainment		903,609
Food & Staples Retailing - 2.60%
Costco Wholesale Corp.	1,531	723,045
Sysco Corp.	1,817	128,480
Walmart, Inc.	9,390	1,217,884
Total Food & Staples Retailing		2,069,409
Food Products - 0.20%
Hershey Co.	724	159,620
Health Care Equipment & Supplies - 2.69%
Abbott Laboratories	6,412	620,425
Align Technology, Inc.(a)	290	60,062
Becton Dickinson and Co.	1,031	229,738
Boston Scientific Corp.(a)	5,142	199,150

Investments	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	182	$48,030
Dexcom, Inc.(a)	1,458	117,427
Edwards Lifesciences Corp.(a)	2,351	194,263
Hologic, Inc.(a)	919	59,294
IDEXX Laboratories, Inc.(a)	319	103,930
Insulet Corp.(a)	250	57,350
Intuitive Surgical, Inc.(a)	1,337	250,607
ResMed, Inc.	538	117,445
Zimmer Biomet Holdings, Inc.	775	81,026
Total Health Care Equipment & Supplies		2,138,747
Health Care Providers & Services - 4.91%
AmerisourceBergen Corp.	753	101,903
Centene Corp.(a)	2,088	162,467
Cigna Corp.	1,100	305,217
CVS Health Corp.	4,873	464,738
Elevance Health, Inc.	867	393,826
HCA Healthcare, Inc.	1,055	193,898
Humana, Inc.	457	221,732
Laboratory Corp. of America Holdings	337	69,021
McKesson Corp.	515	175,033
Molina Healthcare, Inc.(a)	211	69,596
Quest Diagnostics, Inc.	434	53,247
UnitedHealth Group, Inc.	3,369	1,701,481
Total Health Care Providers & Services		3,912,159
Health Care Technology - 0.12%
Veeva Systems, Inc., Class A(a)	560	92,333
Hotels, Restaurants & Leisure - 2.48%
Airbnb, Inc., Class A(a)	2,401	252,201
Booking Holdings, Inc.(a)	141	231,693
Chipotle Mexican Grill, Inc.(a)	98	147,270
Expedia Group, Inc.(a)	570	53,403
Hilton Worldwide Holdings, Inc.	981	118,328
Marriott International, Inc., Class A	1,166	163,403
McDonald’s Corp.	2,613	602,924
MGM Resorts International	1,423	42,292
Starbucks Corp.	4,125	347,573
Total Hotels, Restaurants & Leisure		1,959,087
Household Durables - 0.24%
DR Horton, Inc.	1,302	87,690
Garmin, Ltd.	704	56,538
NVR, Inc.(a)	12	47,845
Total Household Durables		192,073
Household Products - 0.07%
Clorox Co.	437	56,106
Industrial Conglomerates - 0.30%
3M Co.	2,146	237,133
Insurance - 0.83%
Aon PLC, Class A	759	203,313
Arthur J Gallagher & Co.	751	128,586
Brown & Brown, Inc.	1,019	61,629
Marsh & McLennan Cos., Inc.	1,799	268,573
Total Insurance		662,101
Interactive Media & Services - 7.88%
Alphabet, Inc., Class A(a)	47,646	4,557,339

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.89%

Air Freight & Logistics - 0.67%
CH Robinson Worldwide, Inc.	442	$42,569
United Parcel Service, Inc., Class B	3,094	499,806
Total Air Freight & Logistics		542,375
Automobiles - 3.73%
Tesla, Inc.(a)	11,185	2,966,821
Banks - 0.14%
M&T Bank Corp.	630	111,082
Beverages - 2.48%
Coca-Cola Co.	15,234	853,409
Constellation Brands, Inc., Class A	668	153,426
Monster Beverage Corp.(a)	1,866	162,267
PepsiCo, Inc.	4,889	798,178
Total Beverages		1,967,280
Biotechnology - 3.52%
AbbVie, Inc.	6,448	865,386
Alnylam Pharmaceuticals, Inc.(a)	454	90,873
Amgen, Inc.	1,924	433,669
Biogen, Inc.(a)	537	143,379
BioMarin Pharmaceutical, Inc.(a)	680	57,644
Gilead Sciences, Inc.	4,384	270,449
Horizon Therapeutics PLC(a)	917	56,753
Incyte Corp.(a)	810	53,978
Moderna, Inc.(a)	1,614	190,856
Regeneron Pharmaceuticals, Inc.(a)	395	272,104
Seagen, Inc.(a)	668	91,402
Vertex Pharmaceuticals, Inc.(a)	927	268,404
Total Biotechnology		2,794,897
Building Products - 0.34%
Carlisle Companies, Inc.	184	51,595
Carrier Global Corp.	3,015	107,213
Trane Technologies PLC	820	118,744
Total Building Products		277,552
Capital Markets - 1.12%
Charles Schwab Corp.	6,772	486,704
Intercontinental Exchange, Inc.	1,964	177,447
MSCI, Inc.	294	124,006
Nasdaq, Inc.	1,762	99,870
Total Capital Markets		888,027
Chemicals - 1.22%
Air Products and Chemicals, Inc.	809	188,278
Albemarle Corp.	425	112,387
Corteva, Inc.	2,583	147,618
Dow, Inc.	2,590	113,778
DuPont de Nemours, Inc.	1,829	92,182
FMC Corp.	453	47,882
International Flavors & Fragrances, Inc.	936	85,017
LyondellBasell Industries NV, Class A	1,195	89,960

Investments	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	858	$94,972
Total Chemicals		972,074
Commercial Services & Supplies - 0.67%
Cintas Corp.	361	140,137
Republic Services, Inc.	1,123	152,773
Waste Management, Inc.	1,466	234,868
Total Commercial Services & Supplies		527,778
Communications Equipment - 1.03%
Arista Networks, Inc.(a)	1,054	118,986
Cisco Systems, Inc.	14,082	563,280
Motorola Solutions, Inc.	601	134,606
Total Communications Equipment		816,872
Construction & Engineering - 0.08%
Quanta Services, Inc.	510	64,969
Containers & Packaging - 0.06%
Avery Dennison Corp.	297	48,322
Distributors - 0.21%
Genuine Parts Co.	503	75,108
LKQ Corp.	987	46,537
Pool Corp.	142	45,186
Total Distributors		166,831
Electrical Equipment - 0.17%
AMETEK, Inc.	822	93,223
Generac Holdings, Inc.(a)	241	42,932
Total Electrical Equipment		136,155
Electronic Equipment, Instruments & Components - 0.79%
Amphenol Corp., Class A	2,133	142,825
CDW Corp.	472	73,670
Corning, Inc.	3,102	90,020
Keysight Technologies, Inc.(a)	615	96,776
TE Connectivity, Ltd.	1,160	128,018
Trimble, Inc.(a)	899	48,789
Zebra Technologies Corp., Class A(a)	189	49,520
Total Electronic Equipment, Instruments & Components		629,618
Entertainment - 1.13%
Activision Blizzard, Inc.	2,832	210,531
Electronic Arts, Inc.	993	114,900
Netflix, Inc.(a)	1,630	383,767
ROBLOX Corp., Class A(a)	2,443	87,557
Take-Two Interactive Software, Inc.(a)	567	61,803
Warner Music Group Corp.	1,941	45,051
Total Entertainment		903,609
Food & Staples Retailing - 2.60%
Costco Wholesale Corp.	1,531	723,045
Sysco Corp.	1,817	128,480
Walmart, Inc.	9,390	1,217,884
Total Food & Staples Retailing		2,069,409
Food Products - 0.20%
Hershey Co.	724	159,620
Health Care Equipment & Supplies - 2.69%
Abbott Laboratories	6,412	620,425
Align Technology, Inc.(a)	290	60,062
Becton Dickinson and Co.	1,031	229,738
Boston Scientific Corp.(a)	5,142	199,150

Investments	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	182	$48,030
Dexcom, Inc.(a)	1,458	117,427
Edwards Lifesciences Corp.(a)	2,351	194,263
Hologic, Inc.(a)	919	59,294
IDEXX Laboratories, Inc.(a)	319	103,930
Insulet Corp.(a)	250	57,350
Intuitive Surgical, Inc.(a)	1,337	250,607
ResMed, Inc.	538	117,445
Zimmer Biomet Holdings, Inc.	775	81,026
Total Health Care Equipment & Supplies		2,138,747
Health Care Providers & Services - 4.91%
AmerisourceBergen Corp.	753	101,903
Centene Corp.(a)	2,088	162,467
Cigna Corp.	1,100	305,217
CVS Health Corp.	4,873	464,738
Elevance Health, Inc.	867	393,826
HCA Healthcare, Inc.	1,055	193,898
Humana, Inc.	457	221,732
Laboratory Corp. of America Holdings	337	69,021
McKesson Corp.	515	175,033
Molina Healthcare, Inc.(a)	211	69,596
Quest Diagnostics, Inc.	434	53,247
UnitedHealth Group, Inc.	3,369	1,701,481
Total Health Care Providers & Services		3,912,159
Health Care Technology - 0.12%
Veeva Systems, Inc., Class A(a)	560	92,333
Hotels, Restaurants & Leisure - 2.48%
Airbnb, Inc., Class A(a)	2,401	252,201
Booking Holdings, Inc.(a)	141	231,693
Chipotle Mexican Grill, Inc.(a)	98	147,270
Expedia Group, Inc.(a)	570	53,403
Hilton Worldwide Holdings, Inc.	981	118,328
Marriott International, Inc., Class A	1,166	163,403
McDonald’s Corp.	2,613	602,924
MGM Resorts International	1,423	42,292
Starbucks Corp.	4,125	347,573
Total Hotels, Restaurants & Leisure		1,959,087
Household Durables - 0.24%
DR Horton, Inc.	1,302	87,690
Garmin, Ltd.	704	56,538
NVR, Inc.(a)	12	47,845
Total Household Durables		192,073
Household Products - 0.07%
Clorox Co.	437	56,106
Industrial Conglomerates - 0.30%
3M Co.	2,146	237,133
Insurance - 0.83%
Aon PLC, Class A	759	203,313
Arthur J Gallagher & Co.	751	128,586
Brown & Brown, Inc.	1,019	61,629
Marsh & McLennan Cos., Inc.	1,799	268,573
Total Insurance		662,101
Interactive Media & Services - 7.88%
Alphabet, Inc., Class A(a)	47,646	4,557,339

Investments	Shares	Value
Interactive Media & Services (continued)
Match Group, Inc.(a)	1,065	$50,854
Meta Platforms, Inc., Class A(a)	9,983	1,354,493
Pinterest, Inc., Class A(a)	2,529	58,926
Snap, Inc., Class A(a)	5,530	54,305
Twitter, Inc.(a)	2,774	121,612
ZoomInfo Technologies, Inc.(a)	1,419	59,116
Total Interactive Media & Services		6,256,645
Internet & Direct Marketing Retail - 5.54%
Amazon.com, Inc.(a)	37,155	4,198,515
DoorDash, Inc., Class A(a)	1,620	80,109
eBay, Inc.	2,021	74,393
Etsy, Inc.(a)	479	47,962
Total Internet & Direct Marketing Retail		4,400,979
IT Services - 6.14%
Accenture PLC, Class A	2,406	619,064
Automatic Data Processing, Inc.	1,476	333,856
Block, Inc., Class A(a)	2,353	129,391
Cloudflare, Inc., Class A(a)	1,251	69,193
Cognizant Technology Solutions Corp., Class A	1,889	108,504
EPAM Systems, Inc.(a)	205	74,249
Fiserv, Inc.(a)	2,283	213,620
FleetCor Technologies, Inc.(a)	262	46,157
Gartner, Inc.(a)	280	77,473
Global Payments, Inc.	1,010	109,131
Mastercard, Inc., Class A	3,448	980,404
MongoDB, Inc.(a)	261	51,824
Okta, Inc.(a)	582	33,098
PayPal Holdings, Inc.(a)	4,212	362,527
Snowflake, Inc., Class A(a)	1,196	203,272
Twilio, Inc., Class A(a)	717	49,573
VeriSign, Inc.(a)	379	65,832
Visa, Inc., Class A	7,562	1,343,390
Total IT Services		4,870,558
Life Sciences Tools & Services - 2.55%
Agilent Technologies, Inc.	1,025	124,589
Bio-Techne Corp.	148	42,032
Danaher Corp.	2,651	684,727
IQVIA Holdings, Inc.(a)	691	125,168
Mettler-Toledo International, Inc.(a)	82	88,898
PerkinElmer, Inc.	484	58,240
Repligen Corp.(a)	208	38,919
Thermo Fisher Scientific, Inc.	1,435	727,818
Waters Corp.(a)	219	59,027
West Pharmaceutical Services, Inc.	283	69,641
Total Life Sciences Tools & Services		2,019,059
Machinery - 1.81%
Caterpillar, Inc.	1,902	312,080
Cummins, Inc.	504	102,569
Deere & Co.	1,104	368,614
Fortive Corp.	1,289	75,149
IDEX Corp.	270	53,960
Illinois Tool Works, Inc.	1,124	203,051
Ingersoll Rand, Inc.	1,481	64,068
Otis Worldwide Corp.	1,540	98,252

GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap

ETF September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.89%

Air Freight & Logistics - 0.67%
CH Robinson Worldwide, Inc.	442	$42,569
United Parcel Service, Inc., Class B	3,094	499,806
Total Air Freight & Logistics		542,375
Automobiles - 3.73%
Tesla, Inc.(a)	11,185	2,966,821
Banks - 0.14% M&T Bank Corp.	630	111,082
Beverages - 2.48%
Coca-Cola Co.	15,234	853,409
Constellation Brands, Inc., Class A	668	153,426
Monster Beverage Corp.(a)	1,866	162,267
PepsiCo, Inc.	4,889	798,178
Total Beverages		1,967,280
Biotechnology - 3.52%
AbbVie, Inc.	6,448	865,386
Alnylam Pharmaceuticals, Inc.(a)	454	90,873
Amgen, Inc.	1,924	433,669
Biogen, Inc.(a)	537	143,379
BioMarin Pharmaceutical, Inc.(a)	680	57,644
Gilead Sciences, Inc.	4,384	270,449
Horizon Therapeutics PLC(a)	917	56,753
Incyte Corp.(a)	810	53,978
Moderna, Inc.(a)	1,614	190,856
Regeneron Pharmaceuticals, Inc.(a)	395	272,104
Seagen, Inc.(a)	668	91,402
Vertex Pharmaceuticals, Inc.(a)	927	268,404
Total Biotechnology		2,794,897
Building Products - 0.34%
Carlisle Companies, Inc.	184	51,595
Carrier Global Corp.	3,015	107,213
Trane Technologies PLC	820	118,744
Total Building Products		277,552
Capital Markets - 1.12%
Charles Schwab Corp.	6,772	486,704
Intercontinental Exchange, Inc.	1,964	177,447
MSCI, Inc.	294	124,006
Nasdaq, Inc.	1,762	99,870
Total Capital Markets		888,027
Chemicals - 1.22%
Air Products and Chemicals, Inc.	809	188,278
Albemarle Corp.	425	112,387
Corteva, Inc.	2,583	147,618
Dow, Inc.	2,590	113,778
DuPont de Nemours, Inc.	1,829	92,182
FMC Corp.	453	47,882
International Flavors & Fragrances, Inc.	936	85,017
LyondellBasell Industries NV, Class A	1,195	89,960

Investments	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	858	$94,972
Total Chemicals		972,074
Commercial Services & Supplies - 0.67%
Cintas Corp.	361	140,137
Republic Services, Inc.	1,123	152,773
Waste Management, Inc.	1,466	234,868
Total Commercial Services & Supplies		527,778
Communications Equipment - 1.03%
Arista Networks, Inc.(a)	1,054	118,986
Cisco Systems, Inc.	14,082	563,280
Motorola Solutions, Inc.	601	134,606
Total Communications Equipment		816,872
Construction & Engineering - 0.08%
Quanta Services, Inc.	510	64,969
Containers & Packaging - 0.06%
Avery Dennison Corp.	297	48,322
Distributors - 0.21%
Genuine Parts Co.	503	75,108
LKQ Corp.	987	46,537
Pool Corp.	142	45,186
Total Distributors		166,831
Electrical Equipment - 0.17%
AMETEK, Inc.	822	93,223
Generac Holdings, Inc.(a)	241	42,932
Total Electrical Equipment		136,155
Electronic Equipment, Instruments & Components - 0.79%
Amphenol Corp., Class A	2,133	142,825
CDW Corp.	472	73,670
Corning, Inc.	3,102	90,020
Keysight Technologies, Inc.(a)	615	96,776
TE Connectivity, Ltd.	1,160	128,018
Trimble, Inc.(a)	899	48,789
Zebra Technologies Corp., Class A(a)	189	49,520
Total Electronic Equipment, Instruments & Components		629,618
Entertainment - 1.13%
Activision Blizzard, Inc.	2,832	210,531
Electronic Arts, Inc.	993	114,900
Netflix, Inc.(a)	1,630	383,767
ROBLOX Corp., Class A(a)	2,443	87,557
Take-Two Interactive Software, Inc.(a)	567	61,803
Warner Music Group Corp.	1,941	45,051
Total Entertainment		903,609
Food & Staples Retailing - 2.60%
Costco Wholesale Corp.	1,531	723,045
Sysco Corp.	1,817	128,480
Walmart, Inc.	9,390	1,217,884
Total Food & Staples Retailing		2,069,409
Food Products - 0.20%
Hershey Co.	724	159,620
Health Care Equipment & Supplies - 2.69%
Abbott Laboratories	6,412	620,425
Align Technology, Inc.(a)	290	60,062
Becton Dickinson and Co.	1,031	229,738
Boston Scientific Corp.(a)	5,142	199,150

Investments	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	182	$48,030
Dexcom, Inc.(a)	1,458	117,427
Edwards Lifesciences Corp.(a)	2,351	194,263
Hologic, Inc.(a)	919	59,294
IDEXX Laboratories, Inc.(a)	319	103,930
Insulet Corp.(a)	250	57,350
Intuitive Surgical, Inc.(a)	1,337	250,607
ResMed, Inc.	538	117,445
Zimmer Biomet Holdings, Inc.	775	81,026
Total Health Care Equipment & Supplies		2,138,747
Health Care Providers & Services - 4.91%
AmerisourceBergen Corp.	753	101,903
Centene Corp.(a)	2,088	162,467
Cigna Corp.	1,100	305,217
CVS Health Corp.	4,873	464,738
Elevance Health, Inc.	867	393,826
HCA Healthcare, Inc.	1,055	193,898
Humana, Inc.	457	221,732
Laboratory Corp. of America Holdings	337	69,021
McKesson Corp.	515	175,033
Molina Healthcare, Inc.(a)	211	69,596
Quest Diagnostics, Inc.	434	53,247
UnitedHealth Group, Inc.	3,369	1,701,481
Total Health Care Providers & Services		3,912,159
Health Care Technology - 0.12%
Veeva Systems, Inc., Class A(a)	560	92,333
Hotels, Restaurants & Leisure - 2.48%
Airbnb, Inc., Class A(a)	2,401	252,201
Booking Holdings, Inc.(a)	141	231,693
Chipotle Mexican Grill, Inc.(a)	98	147,270
Expedia Group, Inc.(a)	570	53,403
Hilton Worldwide Holdings, Inc.	981	118,328
Marriott International, Inc., Class A	1,166	163,403
McDonald’s Corp.	2,613	602,924
MGM Resorts International	1,423	42,292
Starbucks Corp.	4,125	347,573
Total Hotels, Restaurants & Leisure		1,959,087
Household Durables - 0.24%
DR Horton, Inc.	1,302	87,690
Garmin, Ltd.	704	56,538
NVR, Inc.(a)	12	47,845
Total Household Durables		192,073
Household Products - 0.07%
Clorox Co.	437	56,106
Industrial Conglomerates - 0.30%
3M Co.	2,146	237,133
Insurance - 0.83%
Aon PLC, Class A	759	203,313
Arthur J Gallagher & Co.	751	128,586
Brown & Brown, Inc.	1,019	61,629
Marsh & McLennan Cos., Inc.	1,799	268,573
Total Insurance		662,101
Interactive Media & Services - 7.88%
Alphabet, Inc., Class A(a)	47,646	4,557,339

Investments	Shares	Value
Interactive Media & Services (continued)
Match Group, Inc.(a)	1,065	$50,854
Meta Platforms, Inc., Class A(a)	9,983	1,354,493
Pinterest, Inc., Class A(a)	2,529	58,926
Snap, Inc., Class A(a)	5,530	54,305
Twitter, Inc.(a)	2,774	121,612
ZoomInfo Technologies, Inc.(a)	1,419	59,116
Total Interactive Media & Services		6,256,645
Internet & Direct Marketing Retail - 5.54%
Amazon.com, Inc.(a)	37,155	4,198,515
DoorDash, Inc., Class A(a)	1,620	80,109
eBay, Inc.	2,021	74,393
Etsy, Inc.(a)	479	47,962
Total Internet & Direct Marketing Retail		4,400,979
IT Services - 6.14%
Accenture PLC, Class A	2,406	619,064
Automatic Data Processing, Inc.	1,476	333,856
Block, Inc., Class A(a)	2,353	129,391
Cloudflare, Inc., Class A(a)	1,251	69,193
Cognizant Technology Solutions Corp., Class A	1,889	108,504
EPAM Systems, Inc.(a)	205	74,249
Fiserv, Inc.(a)	2,283	213,620
FleetCor Technologies, Inc.(a)	262	46,157
Gartner, Inc.(a)	280	77,473
Global Payments, Inc.	1,010	109,131
Mastercard, Inc., Class A	3,448	980,404
MongoDB, Inc.(a)	261	51,824
Okta, Inc.(a)	582	33,098
PayPal Holdings, Inc.(a)	4,212	362,527
Snowflake, Inc., Class A(a)	1,196	203,272
Twilio, Inc., Class A(a)	717	49,573
VeriSign, Inc.(a)	379	65,832
Visa, Inc., Class A	7,562	1,343,390
Total IT Services		4,870,558
Life Sciences Tools & Services - 2.55%
Agilent Technologies, Inc.	1,025	124,589
Bio-Techne Corp.	148	42,032
Danaher Corp.	2,651	684,727
IQVIA Holdings, Inc.(a)	691	125,168
Mettler-Toledo International, Inc.(a)	82	88,898
PerkinElmer, Inc.	484	58,240
Repligen Corp.(a)	208	38,919
Thermo Fisher Scientific, Inc.	1,435	727,818
Waters Corp.(a)	219	59,027
West Pharmaceutical Services, Inc.	283	69,641
Total Life Sciences Tools & Services		2,019,059
Machinery - 1.81%
Caterpillar, Inc.	1,902	312,080
Cummins, Inc.	504	102,569
Deere & Co.	1,104	368,614
Fortive Corp.	1,289	75,149
IDEX Corp.	270	53,960
Illinois Tool Works, Inc.	1,124	203,051
Ingersoll Rand, Inc.	1,481	64,068
Otis Worldwide Corp.	1,540	98,252

Investments	Shares	Value
Machinery (continued)
PACCAR, Inc.	1,249	$104,529
Xylem, Inc.	657	57,396
Total Machinery		1,439,668
Media - 0.87%
Charter Communications, Inc., Class A(a)	695	210,828
Comcast Corp., Class A	16,517	484,444
Total Media		695,272
Metals & Mining - 0.19%
Nucor Corp.	945	101,106
Steel Dynamics, Inc.	658	46,685
Total Metals & Mining		147,791
Multiline Retail - 0.69%
Dollar General Corp.	804	192,847
Dollar Tree, Inc.(a)	803	109,288
Target Corp.	1,675	248,553
Total Multiline Retail		550,688
Oil, Gas & Consumable Fuels - 0.86%
Cheniere Energy, Inc.	854	141,687
Devon Energy Corp.	2,297	138,119
Diamondback Energy, Inc.	638	76,853
Pioneer Natural Resources Co.	830	179,719
Valero Energy Corp.	1,369	146,278
Total Oil, Gas & Consumable Fuels		682,656
Personal Products - 0.34%
Estee Lauder Cos., Inc., Class A	1,254	270,739
Pharmaceuticals - 6.57%
Bristol-Myers Squibb Co.	7,876	559,905
Eli Lilly & Co.	3,343	1,080,959
Johnson & Johnson	9,421	1,539,016
Merck & Co., Inc.	9,123	785,673
Pfizer, Inc.	20,833	911,652
Royalty Pharma PLC, Class A	2,196	88,235
Zoetis, Inc.	1,736	257,431
Total Pharmaceuticals		5,222,871
Professional Services - 0.25%
CoStar Group, Inc.(a)	1,458	101,550
Verisk Analytics, Inc.	563	96,008
Total Professional Services		197,558
Real Estate Management & Development - 0.10%
CBRE Group, Inc., Class A(a)	1,169	78,919
Road & Rail - 1.51%
CSX Corp.	7,712	205,448
JB Hunt Transport Services, Inc.	382	59,752
Norfolk Southern Corp.	856	179,460
Old Dominion Freight Line, Inc.	417	103,737
Uber Technologies, Inc.(a)	7,675	203,388
Union Pacific Corp.	2,237	435,812
Total Road & Rail		1,187,597
Semiconductors & Semiconductor Equipment - 5.80%
Advanced Micro Devices, Inc.(a)	5,838	369,896
Analog Devices, Inc.	1,973	274,918
Applied Materials, Inc.	3,186	261,029
Broadcom, Inc.	1,456	646,479
Enphase Energy, Inc.(a)	495	137,348

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	510	$154,341
Lam Research Corp.	507	185,562
Marvell Technology, Inc.	3,094	132,764
Microchip Technology, Inc.	2,015	122,975
Monolithic Power Systems, Inc.	170	61,778
NVIDIA Corp.	9,001	1,092,631
ON Semiconductor Corp.(a)	1,503	93,682
QUALCOMM, Inc.	4,051	457,682
Skyworks Solutions, Inc.	591	50,395
Teradyne, Inc.	583	43,812
Texas Instruments, Inc.	3,412	528,109
Total Semiconductors & Semiconductor Equipment		4,613,401
Software - 13.65%
Adobe, Inc.(a)	1,713	471,418
ANSYS, Inc.(a)	319	70,722
AppLovin Corp., Class A(a)	1,686	32,860
Autodesk, Inc.(a)	796	148,693
Bill.com Holdings, Inc.(a)	400	52,948
Cadence Design Systems, Inc.(a)	975	159,344
Crowdstrike Holdings, Inc., Class A(a)	859	141,572
Datadog, Inc., Class A(a)	1,208	107,246
DocuSign, Inc.(a)	773	41,332
Fortinet, Inc.(a)	2,952	145,032
HubSpot, Inc.(a)	184	49,702
Intuit, Inc.	1,037	401,651
Microsoft Corp.	26,977	6,282,944
NortonLifeLock, Inc.	2,084	41,972
Oracle Corp.	9,571	584,502
Palantir Technologies, Inc., Class A(a)	8,062	65,544
Palo Alto Networks, Inc.(a)	1,098	179,841
Paycom Software, Inc.(a)	221	72,928
Paylocity Holding Corp.(a)	199	48,074
PTC, Inc.(a)	432	45,187
Salesforce, Inc.(a)	3,636	523,002
ServiceNow, Inc.(a)	756	285,473
Splunk, Inc.(a)	597	44,894
Synopsys, Inc.(a)	571	174,446
Trade Desk, Inc., Class A(a)	1,890	112,928
Tyler Technologies, Inc.(a)	152	52,820
Unity Software, Inc.(a)	1,226	39,060
VMware, Inc., Class A	1,515	161,287
Workday, Inc., Class A(a)	928	141,260
Zoom Video Communications, Inc., Class A(a)	1,141	83,966
Zscaler, Inc.(a)	532	87,445
Total Software		10,850,093
Specialty Retail - 2.85%
AutoZone, Inc.(a)	69	147,793
Best Buy Co., Inc.	797	50,482
Home Depot, Inc.	3,595	992,005
Lowe’s Cos., Inc.	2,208	414,684
O’Reilly Automotive, Inc.(a)	226	158,957
Ross Stores, Inc.	1,239	104,411
TJX Cos., Inc.	4,086	253,822
Tractor Supply Co.	385	71,564

Investments	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	180	$72,214
Total Specialty Retail		2,265,932
Technology Hardware, Storage & Peripherals - 10.13%
Apple, Inc.	57,233	7,909,600
HP, Inc.	3,667	91,382
NetApp, Inc.	788	48,738
Total Technology Hardware, Storage & Peripherals		8,049,720
Textiles, Apparel & Luxury Goods - 0.16%
Lululemon Athletica, Inc.(a)	445	124,404
Trading Companies & Distributors - 0.20%
United Rentals, Inc.(a)	262	70,771
WW Grainger, Inc.	181	88,543
Total Trading Companies & Distributors		159,314
TOTAL COMMON STOCKS
(Cost $85,522,173)		79,376,894
INVESTMENT COMPANY - 0.06%
iShares Core S&P 500 ETF	138	49,494
TOTAL INVESTMENT COMPANY
(Cost $61,298)		49,494
TOTAL INVESTMENTS - 99.95%
(Cost $85,583,471)		$79,426,388
Other Assets In Excess Of Liabilities - 0.05%		36,004
NET ASSETS (100.00%)		$79,462,392

(a) Non-Income Producing Security.

Common Abbreviations

ETF – Exchange Traded Fund

GraniteShares XOUT U.S. Large Cap ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$79,376,894	$–	$–	$79,376,894
Investment Company	49,494	–	–	49,494
Total	$79,426,388	$–	$–	$79,426,388

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments
September 30, 2022 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.